Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities

Note 12 — Accounts payable and accrued liabilities

	As of March 31,
	2024	2023
Accounts payable	45,631	159,908
Accrued bonuses	—	409,706
Accrued payroll taxes	12,143	14,000
Accrued liabilities	63,120	121,991
Total accounts payable and accrued liabilities	$120,894	$705,605

Amounts included in accounts payables

Accounts payable for the year ended March 31, 2024 consists mostly of routine operating costs. Accrued payroll taxes for the year ended March 31, 2024 consisted of payroll taxes. Accrued liabilities for the year ended March 31, 2024 consists mainly of unpaid professional services. Accounts payable and accrued liabilities for the year ended March 31, 2023 consisted mainly of professional fees, legal fees and consulting services to various vendors.